Events after the reporting period - Additional Information (Details) ₨ / shares in Units, ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2025 INR (₨) ₨ / shares	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨) shares	Mar. 31, 2023 INR (₨)	Dec. 03, 2024 ₨ / shares	Nov. 21, 2024 ₨ / shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares approved for buyback | shares			269,662,921
Par value per share | ₨ / shares	₨ 2				₨ 2	₨ 2
Payments on buyback of shares	₨ 0	$ 0	₨ 145,173	₨ 0